OPTIMUM FUND TRUST

2005 Market Street
Philadelphia, PA 19103

1933 Act Rule 497(j)
File No. 333-104654
1940 Act File No. 811-07938

August 2, 2005

FILED VIA EDGAR (CIK# 0001227523)
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Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   File No. 333-104654
        OPTIMUM FUND TRUST -
        OPTIMUM LARGE CAP GROWTH FUND
        OPTIMUM LARGE CAP VALUE FUND
        OPTIMUM SMALL CAP GROWTH FUND
        OPTIMUM SMALL CAP VALUE FUND
        OPTIMUM INTERNATIONAL FUND
        OPTIMUM FIXED INCOME FUND
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Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectuses that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 4, the most recent Post-Effective Amendment of Optimum Fund Trust. Post-Effective Amendment No. 4 was filed electronically with the Commission on July 29, 2005 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

Anthony G. Ciavarelli
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Anthony G. Ciavarelli
Vice President/Associate General Counsel/
Assistant Secretary